BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2021
BUSINESS ACQUISITION
Schedule of final allocation on the purchase prices to the fair value of the net assets acquired

As of acquisition
close date
Project assets(1)	$2,874,060
Net assets acquired	2,874,060
Goodwill	1,022,567
Total consideration transferred/Net cash paid	$3,896,627
(1)

Included in project assets are incurred cost such as consultant fee, legal fee and salaries which have been capitalized in accordance with ASC 970-360, as they are directly attributable and incurred in the development phase.